CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Jun. 30, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value	£ 0.01	£ 0.01
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	3,386,573,113	2,245,865,913
Common stock, shares outstanding	3,386,573,113	2,245,865,913